Postretirement Plans - Schedule of Asset Allocations (Details) - Vencore Holding Corp. and KGS Holding Corp. - Pension Plan - Qualified Plan	Mar. 30, 2018
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Allocation 2018	2.50%
Actual Allocation 2017	0.90%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation 2018	30.00%
Actual Allocation 2017	31.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target Allocation 2018	22.50%
Actual Allocation 2017	24.80%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation 2018	10.00%
Actual Allocation 2017	11.90%
Other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation 2018	35.00%
Actual Allocation 2017	31.40%